PRINCIPLES OF CONSOLIDATION	9 Months Ended
Sep. 30, 2019
PRINCIPLES OF CONSOLIDATION
PRINCIPLES OF CONSOLIDATION

2     PRINCIPLES OF CONSOLIDATION

The accompanying condensed consolidated financial statements include the financial statements of GDS Holdings Limited, its subsidiaries and consolidated variable interest entities (“VIEs”) and their subsidiaries for which the Company is the primary beneficiary. The VIEs are Beijing Wanguo Chang’an Science and Technology Co., Ltd. (“GDS Beijing”) and Shanghai Shu’an Data Services Co., Ltd. (“GDS Shanghai”).

In certain regions of the PRC, the Company’s operations are conducted through VIEs to comply with the People’s Republic of China (“PRC”) laws and regulations, which prohibit foreign investments in companies that are engaged in data center related business in those regions. Individuals acting as nominee equity holders hold the legal equity interests of the VIEs on behalf of the Company. The equity holders of the VIEs are the CEO of the Company and his relative.

Under the terms of the VIE Agreements, the Company has (i) the right to receive service fees on a yearly basis at an amount equivalent to all of the net profits of the VIEs under the exclusive technology license and services agreements when such services are provided; (ii) the right to receive all dividends declared by the VIEs and the right to all undistributed earnings of the VIEs; (iii) the right to receive the residual benefits of the VIEs through its exclusive option to acquire 100% of the equity interests in the VIEs, to the extent permitted under PRC law; and (iv) the right to require each of the shareholder of the VIEs to appoint the PRC citizen(s) as designated by GDS (Shanghai) Investment Co., Ltd. (“GDS Investment”), a subsidiary of the Company, to act as such shareholder’s exclusive attorney-in-fact to exercise all shareholder rights, including, but not limited to, voting on all matters of the VIEs requiring shareholder approval, disposing of all or part of the shareholder’s equity interest in the VIEs, and appointing directors and executive officers.

In accordance with Accounting Standards Codification (“ASC”) 810-10-25-38A, the Company has a controlling financial interest in the VIEs because the Company has (i) the power to direct activities of the VIEs that most significantly impact the economic performance of the VIEs; and (ii) the obligation to absorb the expected losses and the right to receive expected residual return of the VIEs that could potentially be significant to the VIEs. The terms of the VIE Agreements and the Company’s financial support to the VIEs were considered in determining that the Company is the primary beneficiary of the VIEs. Accordingly, the financial statements of the VIEs are consolidated in the Company’s consolidated financial statements.

Under the terms of the VIE Agreements, the VIEs’ equity holders have no rights to the net assets nor have the obligations to fund the deficit, and such rights and obligations have been vested to the Company. All of the equity (net assets) or deficits (net liabilities) and net income (loss) of the VIEs are attributed to the Company.

The Company has been advised by its PRC legal counsel that each of the VIE agreements is valid, binding and enforceable in accordance with its terms and applicable PRC laws and the ownership structure of the VIEs does not violate applicable PRC Laws. However, there are substantial uncertainties regarding the interpretation and application of PRC laws and future PRC laws and regulations. There can be no assurance that the PRC authorities will take a view that is not contrary to or otherwise different. If the current ownership structure of the Company and the VIE Agreements are determined to be in violation of any existing or future PRC laws and regulations, the PRC government could:

•	Levy fines on the Company or confiscate income of the Company;
•	Revoke or suspend the VIEs' business or operating licenses;
•	Discontinue or place restrictions or onerous conditions on VIE's operations;
•	Require the Company to discontinue their operations in the PRC;
•	Require the Company to undergo a costly and disruptive restructuring;
•	Take other regulatory or enforcement actions that could be harmful to the Company's business.

The imposition of any of these government actions could result in the termination of the VIE agreements, which would result in the Company losing the (i) ability to direct the activities of the VIEs and (ii) rights to receive substantially all the economic benefits and residual returns from the VIEs and thus result in the deconsolidation of the VIEs in the Company's consolidated financial statements.

The assets and liabilities of the VIEs and their subsidiaries are presented parenthetically on the face of the condensed consolidated balance sheets. Net revenue, net income, operating, investing and financing cash flows of the VIEs that were included in the Company’s condensed consolidated financial statements for the nine-month periods ended September 30, 2018 and 2019 are as follows:

	Nine-month periods ended September 30,
	2018	2019

Net revenue	1,922,345	2,890,985
Net (loss) profit	(32,210)	8,706
Net cash provided by operating activities	450,368	228,867
Net cash used in investing activities	(888,691)	(170,951)
Net cash provided by (used in) financing activities	618,543	(4,463)

The unrecognized revenue producing assets that are held by the VIEs and their subsidiaries comprise of internally developed software, intellectual property and trademarks which were not recorded on the Company’s condensed consolidated balance sheets as they do not meet all the capitalization criteria.

Costs recognized by the VIEs for outsourcing and other services provided by other consolidated entities within the Company were RMB856,404 and RMB1,486,124 for the nine months ended September 30, 2018 and 2019, respectively.